EMPLOYEE BENEFITS - Defined benefit plan expense recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS
Current service costs	$ 4	$ 4
Interest costs, net	7	5
Transfer of profits to benefits	13	43
Total	$ 24	$ 52